CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues:
Search and other	$ 139,505	$ 172,683		$ 188,897
Advertising	134,481	140,111		32,053
Total Revenues	273,986	312,794		220,950
Costs and Expenses:
Cost of revenues	24,659	25,924		7,877
Customer acquisition costs and media buy	130,885	140,210		91,194
Research and development	17,189	25,221		21,692
Selling and marketing	52,742	54,559		22,886
General and administrative	21,911	28,827		31,064
Depreciation and amortization	16,591	25,977		11,422
Impairment, net of change in fair value of contingent consideration	85,667			72,785
Restructuring charges		728		1,052
Total Costs and Expenses	349,644	301,446		259,972
Income (Loss) from Operations	(75,658)	11,348		(39,022)
Financial expenses, net	5,922	8,288		1,939
Income (Loss) before Taxes on Income	(81,580)	3,060		(40,961)
Taxes on income (benefit)	(8,826)	212		697
Net Income (Loss) from Continuing Operations	(72,754)	2,848		(41,658)
Net loss from discontinued operations		2,647		26,999
Net Income (Loss)	$ (72,754)	$ 201		$ (68,657)
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ (0.94)	$ 0.04		$ (0.58)
Discontinued operations		(0.04)		(0.38)
Net income (Loss)	(0.94)	0.00	[1]	(0.96)
Net Earnings (Loss) per Share - Diluted:
Continuing operations	(0.94)	0.04		(0.58)
Discontinued operations		(0.04)		(0.38)
Net income (Loss)	$ (0.94)	$ 0.00	[1]	$ (0.96)
Weighted average number of shares - Basic:
Continuing and Discontinued operations	77,549,171	76,560,454		71,300,432
Weighted average number of shares - Diluted:
Continuing and Discontinued operations	77,549,171	76,673,803		71,300,432

[1]	Less than $0.01